Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Payables

Our related-party payables consisted of the following:

	September 30, 2020	March 31, 2020
Short-term advances [1]	$489,850	$876,427
Promissory note entered into on 1/30/20 [2]	1,133,333	1,033,333
Convertible Promissory Note entered into on 4/27/20 [3]	77,198	-
Convertible Promissory Note entered into on 5/27/20 [4]	36,019	-
Accounts payable – related party [5]	30,000	55,000
	$1,766,400	$1,964,760

[1]	We periodically receive advances for operating funds from our current majority shareholders and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand and are unsecured. During the six months ended September 30, 2020, we received $2,338,137 in cash proceeds from advances, incurred $50,000 in interest expense on the advances, and repaid related parties $2,816,713. Also, during the six months ended September 30, 2020 there was a change in senior management therefore $26,001 due to a former member of the senior management team was reclassified from a related party payable to debt on our balance sheet (see NOTE 6).

[2]	We entered into a $1,000,000 promissory note with Joeseph Cammarata, our Chief Executive Officer, on January 30, 2020. The term of the note is one year, at which time the principal and interest of 20%, or $200,000 will be due. During the six months ended September 30, 2020 we recognized $100,000 of interest expense on the note.

[3]	On April 27, 2020 we received proceeds of $1,300,000 from DBR Capital, LLC, an entity controlled by members of our Board of Directors. The note bears interest at 20% per annum, payable monthly, and the principal is due and payable on April 27, 2030. The note is convertible into common stock at a conversion price of $0.01257 per share therefore during the six months ended September 30, 2020 we recorded a beneficial conversion feature and debt discount of $1,300,000 (see NOTE 8). During the six months ended September 30, 2020 we recognized $55,531 of the debt discount into interest expense as well as expensed an additional $111,223 of interest expense on the note, of which $89,556 was repaid during the period.

[4]	On May 27, 2020 we received proceeds of $700,000 from DBR Capital, LLC, an entity controlled by members of our Board of Directors. The note bears interest at 20% per annum, payable monthly, and the principal is due and payable on April 27, 2030. The note is convertible into common stock at a conversion price of $0.01257 per share therefore during the six months ended September 30, 2020 we recorded a beneficial conversion feature and debt discount of $700,000 (see NOTE 8). During the six months ended September 30, 2020 we recognized $24,352 of the debt discount into interest expense as well as expensed an additional $48,614 of interest expense on the note, of which $36,947 was repaid during the period.

[5]	During the six months ended September 30, 2020 we paid $25,000 to an accounting firm owned by our Chief Financial Officer to reduce amounts previously owed. We also incurred $68,000 to reimburse DBR Capital, LLC, for amounts paid on our behalf. The entire amount was repaid during the six months ended September 30, 2020.

Our related party payables consisted of the following:

	Year Ended March 31,
	2020	2019
Short-term advances [1]	$1,526,427	$440,489
Short-term promissory note entered into on 8/17/18 [2]	-	105,000
Promissory note entered into on 1/30/20 [3]	1,033,333	-
Accounts payable – related party [4]	55,000	-
	$2,114,760	$545,489

[1]	We periodically receive advances for operating funds from our current majority shareholders, officers, directors and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand, generally have no set interest rates associated with them, and are unsecured. During the year ended March 31, 2020, we received $2,484,979 in cash proceeds from advances, incurred $769,999 in interest, and repaid related parties a total of $1,292,160. Also during the year ended March 31, 2020 we settled $1,880 of amounts that were recorded as due prior to March 31, 2018, settled $100,000 by issuing APEX units, and settled $500,000 with the issuance of common stock.

[2]	A member of the senior management team advanced funds of $100,000 on August 17, 2018, under a short-term promissory note due to be repaid on August 31, 2018. On August 31, 2018 the note was amended to be due on demand or, in absence of a demand, due on August 31, 2019. The note had a fixed interest payment of $5,000, which was recorded as interest expense in the statement of operations during the year ended March 31, 2019. During the year ended March 31, 2020 we made repayments of $105,000 on the note.

[3]	We entered into a $1,000,000 promissory note with Joseph Cammarata, our Chief Executive Officer, on January 30, 2020. The term of the note is one year, at which time the principal and interest of 20%, or $200,000 will be due. During the year ended March 31, 2020 we recognized $33,333 of interest expense on the note.

[4]	During the year ended March 31, 2020 we entered into an employment agreement with Jayme McWidener as our Chief Financial Officer. At the date we entered into the employment agreement we owed her firm, Mac Accounting Group, LLP, $75,000, which was reclassified as a related party accounts payable balance on our balance sheet. We made repayments on the liability of $20,000 since the date we entered into the employment agreement.